Additional Information: Company Balance Sheets (Parent Company Only) - Parenthetical (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	864,530,850	727,722,215
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, issued (in shares)	864,530,850
Parent company | Reportable legal entities
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)		727,722,215